	AAM S&P 500 High Dividend Value ETF
	Schedule of Investments
	July 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Communication Services - 9.2%
17,999	AT&T, Inc.	$612,866
52,163	CenturyLink, Inc.	630,651
26,276	Interpublic Group of Companies, Inc.	602,246
10,689	Verizon Communications, Inc.	590,781
19,457	Viacom, Inc. - Class B	590,520
		3,027,064
	Consumer Discretionary - 9.1%
57,919	Ford Motor Company	551,968
16,764	Harley-Davidson, Inc.	599,816
11,591	Kohl’s Corporation	624,291
23,145	L Brands, Inc.	600,613
25,733	Macy’s, Inc.	584,911
		2,961,599
	Consumer Staples - 9.0%
12,019	Altria Group, Inc.	565,734
14,765	Campbell Soup Company	610,385
11,324	General Mills, Inc.	601,418
10,561	Molson Coors Brewing Company - Class B	570,188
10,838	Walgreens Boots Alliance, Inc.	590,563
		2,938,288
	Energy - 9.0%
4,729	Chevron Corporation	582,187
12,084	HollyFrontier Corporation	601,421
10,384	Marathon Petroleum Corporation	585,554
5,842	Phillips 66	599,155
6,945	Valero Energy Corporation	592,061
		2,960,378
	Financials - 9.0%
41,723	Huntington Bancshares, Inc.	594,553
32,446	KeyCorp	596,033
11,880	MetLife, Inc.	587,110
9,879	Principal Financial Group, Inc.	573,377
5,834	Prudential Financial, Inc.	591,042
		2,942,115
	Health Care - 9.2%
8,869	AbbVie, Inc.	590,853
3,405	Amgen, Inc.	635,305
13,370	Cardinal Health, Inc.	611,410
10,686	CVS Health Corporation	597,027
8,979	Gilead Sciences, Inc.	588,304
		3,022,899

	Industrials - 9.0%
3,412	Cummins, Inc.	559,568
9,472	Delta Air Lines, Inc.	578,171
7,232	Eaton Corporation plc	594,398
25,139	Nielsen Holdings plc	582,219
5,230	United Parcel Service, Inc. - Class B	624,828
		2,939,184
	Information Technology - 8.8%
3,988	International Business Machines Corporation	591,181
12,227	Seagate Technology plc	566,233
10,434	Western Digital Corporation	562,288
28,654	Western Union Company	601,734
17,050	Xerox Corporation	547,305
		2,868,741
	Materials - 8.9%
7,319	Eastman Chemical Company	551,487
13,560	International Paper Company	595,420
6,928	LyondellBasell Industries NV - Class A	579,804
5,852	Packaging Corporation of America	590,876
16,262	WestRock Company	586,245
		2,903,832
	Real Estate - 9.1%
18,726	HCP, Inc.	597,921
33,528	Host Hotels & Resorts, Inc.	583,052
31,825	Kimco Realty Corporation	611,359
3,759	Simon Property Group, Inc.	609,710
8,814	Ventas, Inc.	593,094
		2,995,136
	Utilities - 9.1%
35,465	AES Corporation	595,457
21,045	CenterPoint Energy, Inc.	610,516
7,958	Dominion Energy, Inc.	591,200
9,851	Evergy, Inc.	595,887
13,155	Exelon Corporation	592,764
		2,985,824
	TOTAL COMMON STOCKS (Cost $32,691,956)	32,545,060

	SHORT-TERM INVESTMENTS - 0.2%
55,025	Invesco Government & Agency Portfolio, Institutional Class - 2.23%*	55,025
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,025)	55,025
	TOTAL INVESTMENTS - 99.6% (Cost $32,746,981)	32,600,085
	Other Assets in Excess of Liabilities - 0.4%	123,179
	NET ASSETS - 100.0%	$32,723,264

	Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of July 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC ( “S&P”). GICS ® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund investments as of July 31, 2019:

AAM S&P 500 High Dividend Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,545,060	$-	$-	$32,545,060
Short-Term Investments	55,025	-	-	55,025
Total Investments in Securities	$32,600,085	$-	$-	$32,600,085

For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

	AAM S&P Emerging Markets High Dividend Value ETF
	Schedule of Investments
	July 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 94.8%
	Brazil - 5.5%
30,000	Cielo SA	$57,726
7,804	Hypermarcas SA	63,032
8,650	Petrobras Distribuidora SA	60,531
		181,289
	China - 23.0%
150,400	Angang Steel Company, Ltd. - H Shares	57,640
88,000	BAIC Motor Corporation, Ltd. - H Shares	56,209
86,000	China Minsheng Banking Corporation, Ltd. - H Shares	59,546
62,000	China Resources Cement Holdings, Ltd.	57,423
29,500	China Shenhua Energy Company, Ltd. - H Shares	58,790
45,000	CITIC, Ltd.	59,786
43,000	Country Garden Holdings Company, Ltd.	58,667
83,000	CSC Financial Company, Ltd. - H Shares	60,332
85,500	Great Wall Motor Company, Ltd. - H Shares	58,654
15,500	Longfor Group Holdings, Ltd.	57,819
50,500	Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd. - Class B	59,489
38,000	Weichai Power Company, Ltd. - H Shares	59,224
66,000	Yanzhou Coal Mining Company, Ltd. - H Shares	58,682
		762,261
	Indonesia - 7.3%
670,000	Adaro Energy Tbk PT	60,705
50,000	Indo Tambangraya Megah Tbk PT	60,016
225,000	Matahari Department Store Tbk PT	59,874
422,000	Perusahaan Gas Negara Tbk PT	61,718
		242,313
	Mexico - 1.7%
2,691	Ternium SA - ADR	56,861

	Poland - 1.7%
6,960	PLAY Communications SA	57,209

	Qatar - 3.7%
31,500	Ooredoo QPSC	61,862
13,700	Qatar Electricity & Water Company QSC	58,740
		120,602
	Republic of Korea - 3.7%
731	Doosan Corporation	64,876
2,450	Orange Life Insurance, Ltd.	58,812
		123,688
	Russian Federation - 12.6%
7,400	Evraz plc	58,987
838,000	Inter RAO UES PJSC	59,077
1,000	Magnit PJSC	59,675
87,000	Magnitogorsk Iron & Steel Works PJSC	58,816
7,284	Mobile TeleSystems PJSC - ADR	59,510
19,601	VEON, Ltd. - ADR	61,351
1,811	X5 Retail Group NV - GDR	60,560
		417,976

	South Africa - 6.9%
36,109	Life Healthcare Group Holdings, Ltd.	57,856
48,821	Netcare, Ltd.	57,660
93,313	Redefine Properties, Ltd.	57,934
4,302	SPAR Group, Ltd.	55,908
		229,358
	Taiwan, Province of China - 14.2%
26,000	Nanya Technology Corporation	61,874
8,000	Pharmally International Holding Company, Ltd.	59,816
6,000	President Chain Store Corporation	57,886
15,000	Radiant Opto-Electronics Corporation	59,334
3,000	St. Shine Optical Company, Ltd.	50,361
23,000	Uni-President Enterprises Corporation	59,764
136,000	United Microelectronics Corporation	60,356
7,000	Yageo Corporation	59,880
		469,271
	Thailand - 7.4%
26,000	Kiatnakin Bank pcl	61,713
84,400	Pruksa Holding pcl	60,374
18,800	Tisco Financial Group pcl	61,740
139,000	TTW pcl	61,014
		244,841
	Turkey - 7.1%
0	Petkim Petrokimya Holding AS	0
13,194	TAV Havalimanlari Holding AS	59,544
13,449	Tekfen Holding AS	57,116
17,100	Tofas Turk Otomobil Fabrikasi AS	60,508
25,295	Turkcell Iletisim Hizmetleri AS	59,397
		236,565
	TOTAL COMMON STOCKS (Cost $3,355,929)	3,142,234

	PREFERRED STOCKS - 3.6%
	Brazil - 1.8%
16,100	Cia Energetica de Minas Gerais	60,504

	Russian Federation - 1.8%
2,370	Bashneft PJSC	60,159
	TOTAL PREFERRED STOCKS (Cost $121,083)	120,663

	SHORT-TERM INVESTMENTS - 0.8%
25,494	Invesco Government & Agency Portfolio, Institutional Class - 2.23%*	25,494
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,494)	25,494
	TOTAL INVESTMENTS - 99.2% (Cost $3,502,506)	3,288,391
	Other Assets in Excess of Liabilities - 0.8%	25,660
	NET ASSETS - 100.0%	$3,314,051

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Rate shown is the annualized seven-day yield as of July 31, 2019.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund investments as of July 31, 2019:

AAM S&P Emerging Markets High Dividend Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,142,234	$-	$-	$3,142,234
Preferred Stocks	120,663	-	-	120,663
Short-Term Investments	25,494	-	-	25,494
Total Investments in Securities	$3,288,391	$-	$-	$3,288,391

For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

	AAM S&P Developed Markets High Dividend Value ETF
	Schedule of Investments
	July 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.4%
	Australia - 7.3%
3,116	AGL Energy, Ltd.	$45,037
14,705	Harvey Norman Holdings, Ltd.	44,495
25,462	Vicinity Centres	45,805
1,916	Woodside Petroleum, Ltd.	45,825
		181,162
	Canada - 1.8%
2,043	Power Financial Corporation	44,947

	Denmark - 5.5%
2,971	Danske Bank A/S	44,410
1,173	H Lundbeck A/S	45,719
1,167	Pandora A/S	45,207
		135,336
	France - 5.4%
3,713	Credit Agricole SA	44,565
927	Publicis Groupe SA	46,146
846	TOTAL SA	44,304
		135,015
	Germany - 7.2%
682	Bayer AG	44,611
915	Covestro AG	41,881
2,767	Deutsche Telekom AG	45,842
1,698	RWE AG	46,243
		178,577
	Hong Kong - 3.5%
11,500	Kerry Properties, Ltd.	43,485
23,000	NWS Holdings, Ltd.	42,898
		86,383
	Italy - 8.9%
25,221	A2A SpA	44,368
2,844	Eni SpA	44,977
3,250	Fiat Chrysler Automobiles NV	43,553
20,142	Intesa Sanpaolo SpA	43,964
8,834	Snam SpA	43,661
		220,523
	Japan - 23.2%
1,600	Canon, Inc.	43,774
54	Japan Hotel REIT Investment Corporation	45,159
2,000	Japan Tobacco, Inc.	44,568
900	Lawson, Inc.	45,176
6,800	Marubeni Corporation	44,467
6,600	Mitsubishi Chemical Holdings Corporation	47,208
4,100	Mitsubishi Tanabe Pharma Corporation	46,711
1,800	Nippon Electric Glass Company, Ltd.	40,700
2,100	Nomura Real Estate Holdings, Inc.	42,880
1,600	Showa Denko KK	43,443
14,200	Sojitz Corporation	44,729
3,300	SUMCO Corporation	44,071
1,300	Takeda Pharmaceutical Company, Ltd.	43,523
		576,409

	Norway - 3.5%
1,518	Aker BP ASA	43,558
915	Salmar ASA	42,664
		86,222
	Singapore - 1.8%
4,000	Venture Corporation, Ltd.	45,421

	Spain - 1.8%
5,629	Telefonica SA	43,376

	Sweden - 3.5%
1,663	Intrum AB	43,962
16,800	SSAB AB - Class B	43,151
		87,113
	Switzerland - 1.9%
171	Roche Holding AG	46,118

	United Kingdom - 23.1%
8,821	Aviva plc	43,862
1,210	British American Tobacco plc	43,737
6,739	British Land Company plc	41,918
41,051	Centrica plc	38,242
13,179	Glencore plc	42,997
1,712	Imperial Brands plc	43,917
17,262	Marks & Spencer Group plc	43,943
2,150	Micro Focus International plc	45,775
1,770	Persimmon plc	43,541
1,436	Royal Dutch Shell plc - Class B	45,760
16,314	Royal Mail plc	41,889
27,735	Vodafone Group plc	50,968
3,902	WPP plc	46,364
		572,913
	TOTAL COMMON STOCKS (Cost $2,519,106)	2,439,515

	SHORT-TERM INVESTMENTS - 0.3%
8,093	Invesco Government & Agency Portfolio, Institutional Class 2.23%*	8,093
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,093)	8,093
	TOTAL INVESTMENTS - 98.7% (Cost $2,527,199)	2,447,608
	Other Assets in Excess of Liabilities - 1.3%	32,055
	NET ASSETS - 100.0%	$2,479,663

	Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of July 31, 2019.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund investments as of July 31, 2019:

AAM S&P Developed Markets High Dividend Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,439,515	$-	$-	$2,439,515
Short-Term Investments	8,093	-	-	8,093
Total Investments in Securities	$2,447,608	$-	$-	$2,447,608

For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.